UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY                July 27, 2010
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           93

Form 13F Information Table Value Total:  $    346542
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                  June 30, 2010


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      430   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     5771  6780000 PRN      SOLE                                    6780000
Kendle Conv Sr Notes           CONV             48880LAA5      276   300000 PRN      SOLE                                     300000
Valeant Pharmaceuticals Conv S CONV             91911XAD6     9825  5870000 PRN      SOLE                                    5870000
Wright Medical Conv Sr Notes   CONV             98235TAA5     6133  7100000 PRN      SOLE                                    7100000
ACI Worldwide                  COM              004498101     2847   146200 SH       SOLE                                     146200
Abaxis                         COM              002567105     1217    56800 SH       SOLE                                      56800
Acxiom                         COM              005125109     2674   182000 SH       SOLE                                     182000
Albany Molecular Research      COM              012423109     2193   424200 SH       SOLE                                     424200
AngioDynamics                  COM              03475V101     1118    75800 SH       SOLE                                      75800
Ansys                          COM              03662Q105     2236    55108 SH       SOLE                                      55108
Arbitron                       COM              03875Q108      308    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     5934   193600 SH       SOLE                                     193600
Atwood Oceanics                COM              050095108      281    11000 SH       SOLE                                      11000
Avid Technology                COM              05367P100     1580   124100 SH       SOLE                                     124100
Baldor Electric                COM              057741100    11904   329925 SH       SOLE                                     329925
Bio Reference Labs             COM              09057G602     1827    82400 SH       SOLE                                      82400
Blackbaud                      COM              09227Q100      372    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502     1215    32550 SH       SOLE                                      32550
Brady                          COM              104674106     1448    58100 SH       SOLE                                      58100
Buckeye Partners LP Unit       COM              118230101      215     3650 SH       SOLE                                       3650
CRA International              COM              12618T105      850    45150 SH       SOLE                                      45150
Celgene                        COM              151020104     2197    43240 SH       SOLE                                      43240
Cerner                         COM              156782104      871    11475 SH       SOLE                                      11475
Charles River Labs             COM              159864107     6503   190100 SH       SOLE                                     190100
Cisco Systems                  COM              17275R102      237    11100 SH       SOLE                                      11100
Cognex                         COM              192422103     8321   473310 SH       SOLE                                     473310
Computer Programs & Systems    COM              205306103     2277    55650 SH       SOLE                                      55650
CyberSource                    COM              23251J106     1966    77000 SH       SOLE                                      77000
Digital River                  COM              25388b104     2278    95275 SH       SOLE                                      95275
Dionex                         COM              254546104     8197   110080 SH       SOLE                                     110080
Dolby Laboratories             COM              25659T107      426     6800 SH       SOLE                                       6800
Eclipsys                       COM              278856109     1251    70100 SH       SOLE                                      70100
Energy Conversion              COM              292659109       41    10000 SH       SOLE                                      10000
Euronet Worldwide              COM              298736109      256    20000 SH       SOLE                                      20000
FactSet Research System        COM              303075105     6735   100530 SH       SOLE                                     100530
Forrester Research             COM              346563109     9326   308200 SH       SOLE                                     308200
Forward Air                    COM              349853101     2123    77900 SH       SOLE                                      77900
Fuel-Tech                      COM              359523107     1086   171900 SH       SOLE                                     171900
Fuelcell Energy                COM              35952H106       29    25000 SH       SOLE                                      25000
Furiex Pharmaceuticals         COM              36106P101      660    64922 SH       SOLE                                      64922
Gen-Probe                      COM              36866T103     4358    95950 SH       SOLE                                      95950
Genoptix Medical Lab           COM              37243V100      516    30000 SH       SOLE                                      30000
Gentex                         COM              371901109     1580    87900 SH       SOLE                                      87900
Genzyme                        COM              372917104     7926   156120 SH       SOLE                                     156120
Haemonetics                    COM              405024100    15399   287730 SH       SOLE                                     287730
Healthcare Services Grp        COM              421906108      495    26100 SH       SOLE                                      26100
Healthways                     COM              422245100     4528   379875 SH       SOLE                                     379875
Hologic                        COM              436440101     8258   592825 SH       SOLE                                     592825
Huron Consulting Grp           COM              447462102     2322   119650 SH       SOLE                                     119650
ICON PLC ADR                   COM              45103T107     9773   338300 SH       SOLE                                     338300
IDEXX Laboratories             COM              45168D104    14795   242945 SH       SOLE                                     242945
ITRON                          COM              465741106     6049    97850 SH       SOLE                                      97850
Illumina                       COM              452327109     1769    40650 SH       SOLE                                      40650
Integra Lifesciences           COM              457985208     1776    48000 SH       SOLE                                      48000
Jack Henry & Associates        COM              426281101     3756   157300 SH       SOLE                                     157300
Johnson & Johnson              COM              478160104      363     6150 SH       SOLE                                       6150
KV Pharmaceutical Cl A         COM              482740206      302   359125 SH       SOLE                                     359125
Kaydon                         COM              486587108     2811    85550 SH       SOLE                                      85550
LKQ                            COM              501889208     4261   221000 SH       SOLE                                     221000
Linear Tech                    COM              535678106      756    27200 SH       SOLE                                      27200
Manhattan Associates           COM              562750109    12034   436800 SH       SOLE                                     436800
Martek Biosciences             COM              572901106     1750    73800 SH       SOLE                                      73800
MedQuist                       COM              584949101      668    84500 SH       SOLE                                      84500
Medicis Pharmaceutical         COM              584690309     7207   329400 SH       SOLE                                     329400
Meridian Bioscience            COM              589584101     1412    83075 SH       SOLE                                      83075
Merit Medical Systems          COM              589889104     3731   232150 SH       SOLE                                     232150
Micros Systems                 COM              594901100     1680    52700 SH       SOLE                                      52700
Morningstar                    COM              617700109     1541    36250 SH       SOLE                                      36250
NeuStar                        COM              64126x201      979    47500 SH       SOLE                                      47500
Newfield Exploration           COM              651290108      244     5000 SH       SOLE                                       5000
O'Reilly Automotive            COM              686091109    13440   282587 SH       SOLE                                     282587
Orthofix                       COM              N6748L102     2574    80300 SH       SOLE                                      80300
Pengrowth Energy Tr            COM              706902509      134    14650 SH       SOLE                                      14650
Pharmaceutical Prod Dvlpt      COM              717124101    19827   780300 SH       SOLE                                     780300
Phase Forward                  COM              71721R406     1592    95425 SH       SOLE                                      95425
Quaker Chemical                COM              747316107     2118    78200 SH       SOLE                                      78200
ResMed                         COM              761152107     9830   161650 SH       SOLE                                     161650
SAIC                           COM              78390x101      318    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103     8185   402000 SH       SOLE                                     402000
SM Energy                      COM              792228108      582    14500 SH       SOLE                                      14500
Sanmina-SCI                    COM              800907206     1535   112799 SH       SOLE                                     112799
Skyworks Solutions             COM              020753109     1501    89400 SH       SOLE                                      89400
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Tekelec                        COM              879101103     1168    88250 SH       SOLE                                      88250
TomoTherapy                    COM              890088107     1228   386050 SH       SOLE                                     386050
Trimble Navigation             COM              896239100     1064    38000 SH       SOLE                                      38000
UQM Technologies               COM              903213106       95    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911x104    33696   644400 SH       SOLE                                     644400
Verint Systems                 COM              92343x100     1559    67550 SH       SOLE                                      67550
Wright Medical                 COM              98235T107      922    55500 SH       SOLE                                      55500
Zebra Technologies             COM              989207105     6599   260100 SH       SOLE                                     260100
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580